Investment Properties - Summary of Investment Properties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 1,368,453	₩ 1,387,430
Acquisition	270,374	53,062
Disposal and termination	(21,995)	(1,779)
Depreciation	(47,754)	(64,531)
Transfer from (to) property and equipment	132,944	2,056
Changes in scope of consolidation	7,041
Transfer and others	11,591	(7,785)
Ending balance	1,720,654	1,368,453
Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,927,776	1,880,584
Ending balance	2,306,198	1,927,776
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(559,323)	(493,154)
Ending balance	(585,544)	(559,323)
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	538,335	553,596
Acquisition	171,872	11,723
Disposal and termination	(17,133)	(1,536)
Transfer from (to) property and equipment	59,848	(6,792)
Changes in scope of consolidation	5,262
Transfer and others	55,579	(18,656)
Ending balance	813,763	538,335
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	539,903	555,164
Ending balance	815,331	539,903
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(1,568)	(1,568)
Ending balance	(1,568)	(1,568)
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	783,571	831,932
Acquisition	42,151	7,096
Disposal and termination	(4,862)	(243)
Depreciation	(47,754)	(64,531)
Transfer from (to) property and equipment	73,096	8,848
Changes in scope of consolidation	1,779
Transfer and others	(7,891)	469
Ending balance	840,090	783,571
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,341,326	1,323,518
Ending balance	1,424,066	1,341,326
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(557,755)	(491,586)
Ending balance	(583,976)	(557,755)
Investment property, construction-in-progress [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	46,547	1,902
Acquisition	56,351	34,243
Transfer and others	(36,097)	10,402
Ending balance	66,801	46,547
Investment property, construction-in-progress [Member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	46,547	1,902
Ending balance	₩ 66,801	₩ 46,547